Description of business and organization (Tables)	12 Months Ended
Dec. 31, 2022
Description of business and organization
Schedule of assets derecognized

RMB
Assets
Cash	20,000
Long-term investments	211,908
Property and equipment, net	34,873
Intangible assets, net	1,094

Schedule of assets and liabilities, consolidated revenues, net loss and cash flow information information of the VIE's

As of December 31,
2021
RMB
Current assets
Cash	642,293
Restricted cash(i)	23,004
Accounts receivable – third parties, net	184,546
Accounts receivable – related parties, net(ii)	813,364
Notes receivable(iii)	137,710
Inventories	223,319
Amounts due from related parties(iv)	42,604
Prepayments and other current assets	182,589
Total current assets	2,249,429
Non-current assets
Long-term investments	441,586
Property and equipment, net	94,387
Intangible assets, net	31,026
Other non-current assets – third parties	19,904
Other non-current assets – related parties	1,929
Total non-current assets	588,832
Total assets	2,838,261
Current liabilities
Short-term borrowings	932,000
Accounts payable – third parties	622,867
Accounts payable – related parties(ii)	159,528
Notes payable	127,304
Amounts due to related parties (iv)	2,452,787
Contract liabilities, current – third parties	2,685
Contract liabilities, current – related parties	363,285
Accrued expenses and other current liabilities	442,588
Total current liabilities	5,103,044
Non-current liabilities
Contract liabilities, non-current – third parties	317
Contract liabilities, non-current – related parties	472,749
Other non-current liabilities	16,292
Total non-current liabilities	489,358
Total liabilities	5,592,402
(i)	Restricted cash of RMB23,004 was pledged for notes payable.
(ii)	Accounts receivable — related parties, net, include amounts of RMB57,039 due from the Company and its subsidiaries, and accounts payable — related parties include RMB59,622 due to the Company and its subsidiaries, all of which are eliminated upon consolidation.
(iii)	Notes receivable of RMB110,550 was pledged for notes payable.
(iv)	Amounts due from related parties include RMB1,326 due from the Company and its subsidiaries; and amounts due to related parties include RMB2,143,777 due to the Company and its subsidiaries. All of the amounts are eliminated upon consolidation.

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Revenues (v)	2,241,536	2,755,780	936,520
Net (loss) income (vi)	(495,741)	(1,106,865)	2,793,301
Net cash (used in) provided by operating activities (vii)	(312,311)	(817,989)	224,031
Net cash (used in) provided by investing activities	(91,112)	(436,280)	165,672
Net cash provided by (used in) financing activities (viii)	940,204	1,047,854	(1,055,000)
Net increase (decreased) in cash and restricted cash	536,781	(206,415)	(665,297)
Cash and restricted cash at the beginning of the year	334,931	871,712	665,297
Cash and restricted cash at the end of the year	871,712	665,297	—

(v)	For the years ended December 31, 2020, 2021 and 2022, revenues include RMB31,394, RMB26,290 and RMB265,452, respectively, from the Company and its subsidiaries, which are eliminated upon consolidation.
(vi)	For the years ended December 31, 2020, 2021 and 2022, net income (loss) includes RMB21,950, RMB(44,361) and RMB2,981,707, respectively, from the Company and its subsidiaries, which are eliminated upon consolidation.
(vii)	Net cash used in operating activities respectively includes RMB75,361, RMB33,405 and RMB228,428 generated from the Company and its subsidiaries for the years ended December 31, 2020, 2021 and 2022, which are eliminated upon consolidation.
(viii)	Net cash provided by financing activities respectively includes nil, RMB2,067,268 and RMB157,000 provided by the Company and its subsidiaries for the years ended December 31, 2020, 2021 and 2022, which are eliminated upon consolidation.